Leases (Details) - Schedule of Cash Flow Information Related to Leases - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash Flow Information Related to Leases [Abstract]
Operating cash payments for operating leases	¥ 1,801,311	¥ 3,031,888
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 9,349,932